PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating(loss)/income
General and administrative expenses	¥ (1,829,651)	$ (257,701)	¥ (1,459,550)	¥ (1,269,988)
Sales and marketing expenses	(1,286,523)	(181,203)	(570,122)	(336,855)
Losses and expenses related to Fabricated Transactions and restructuring	28,515	4,016	(75,204)	(339,557)
Foreign exchange loss	2,968	418	10,661	12,441
Fair value changes of derivative asset bifurcated from Series B Senior Secured Notes			(6,381)
Gain from extinguishment of Series B Senior Secured Notes			124,139
Other (expense)/income	62,283	8,772	60,680	(16,513)
Interest and financing expenses			(23,484)	(35,490)
Provision for SEC settlement				1,146,474
Provision for equity litigants settlement	(92,192)	(12,985)	(279,967)	(155,314)
Income before income taxes	3,107,359	437,662	1,126,750	514,792
Net income attributable to the Company's ordinary shareholders	2,847,933	401,123	488,246	578,545
Net (loss)/income	2,847,933	401,123	488,246	578,545
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation difference, net of tax of nil	(360)	(51)	(69,552)	102,802
Total comprehensive income attributable to the Company's ordinary shareholders	2,847,573	401,072	418,694	681,347
Foreign currency translation adjustments, tax	0		0	0
Parent Company | Reportable Legal Entities
Operating(loss)/income
General and administrative expenses	(46,722)	(6,581)	(39,773)	(85,567)
Sales and marketing expenses	(566)	(80)
Losses and expenses related to Fabricated Transactions and restructuring	32,422	4,567	(69,233)	(246,410)
Foreign exchange loss	(3,320)	(468)	8,817	138
Fair value changes of derivative asset bifurcated from Series B Senior Secured Notes			(6,381)
Share of (losses)/income from subsidiaries and VIE	2,949,195	415,385	791,186	(40,522)
Gain from extinguishment of Series B Senior Secured Notes			124,139
Interest income	2,476	349	576	296
Other (expense)/income				4,784
Interest and financing expenses			(23,484)	(35,490)
Provision for SEC settlement				1,146,474
Provision for equity litigants settlement	(92,192)	(12,985)	(279,967)	(155,314)
Income before income taxes	2,847,933	401,123	488,246	578,545
Net (loss)/income	2,847,933	401,123	488,246	578,545
Net income attributable to the Company's ordinary shareholders	2,847,933	401,123	488,246	578,545
Net (loss)/income	2,847,933	401,123	488,246	578,545
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation difference, net of tax of nil	(360)	(51)	(69,552)	102,802
Total comprehensive income attributable to the Company's ordinary shareholders	2,847,573	$ 401,072	418,694	681,347
Other comprehensive (loss)/income, tax	0		0	0
Foreign currency translation adjustments, tax	¥ 0		¥ 0	¥ 0